Consolidated Statements of Operations and Comprehensive Income (Parenthetical) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Revenue	$ 64,315,354	$ 61,120,888	$ 57,911,843
Research and development	12,229,811	13,216,521	9,994,900
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenue		261,284	0
Research and development	$ 118,847	$ 303,628	$ 0